Anchen Acquisition (Supplemental Pro forma Information) (Details) (Anchen Acquisition [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Anchen Acquisition [Member]
Business Acquisition [Line Items]
Total revenues	$ 1,041,988	$ 1,089,697
Income (loss) from continuing operations	$ (44,680)	$ 56,250